Self Administration Transaction - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions	Dec. 14, 2018 USD ($) contingency $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Goodwill		$ 229,948	$ 229,948	$ 229,948
GRECO
Business Acquisition [Line Items]
Membership interest acquired (percent)	100.00%
Limited partnership units issued (shares) | shares	20.4
Share price (in usd per share) | $ / shares	$ 10.03
Number of earn-out contingencies | contingency	2
Estimated fair value of earn-out obligation	$ 29,380
Goodwill	$ 229,948